Average Annual Total Returns - First Trust United Kingdom AlphaDEX Fund	First Trust United Kingdom AlphaDEX Fund 1 Year	First Trust United Kingdom AlphaDEX Fund 5 Years	First Trust United Kingdom AlphaDEX Fund Since Inception	First Trust United Kingdom AlphaDEX Fund Inception Date	First Trust United Kingdom AlphaDEX Fund After tax on distributions 1 Year	First Trust United Kingdom AlphaDEX Fund After tax on distributions 5 Years	First Trust United Kingdom AlphaDEX Fund After tax on distributions Since Inception	First Trust United Kingdom AlphaDEX Fund After tax on distributions and sale of fund shares 1 Year	First Trust United Kingdom AlphaDEX Fund After tax on distributions and sale of fund shares 5 Years	First Trust United Kingdom AlphaDEX Fund After tax on distributions and sale of fund shares Since Inception	NASDAQ AlphaDEX® United Kingdom Index (reflects no deduction for fees, expenses or taxes) 1 Year		NASDAQ AlphaDEX® United Kingdom Index (reflects no deduction for fees, expenses or taxes) 5 Years		NASDAQ AlphaDEX® United Kingdom Index (reflects no deduction for fees, expenses or taxes) Since Inception	NASDAQ United Kingdom Index (reflects no deduction for fees, expenses or taxes) 1 Year		NASDAQ United Kingdom Index (reflects no deduction for fees, expenses or taxes) 5 Years		NASDAQ United Kingdom Index (reflects no deduction for fees, expenses or taxes) Since Inception	MSCI United Kingdom Index (reflects no deduction for fees, expenses or taxes) 1 Year	MSCI United Kingdom Index (reflects no deduction for fees, expenses or taxes) 5 Years	MSCI United Kingdom Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	(5.25%)	2.07%	5.80%	Feb. 14, 2012	(6.03%)	0.76%	4.49%	(3.24%)	0.97%	3.96%	(5.09%)	[1]	3.11%	[1]	[1]	(8.17%)	[1]	3.01%	[1]	[1]	(10.47%)	2.60%	2.95%

[1]	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.